Item G.1.b.iii   	The New Germany Fund, Inc. - New or Amended Investment
Advisory Contracts

FIRST AMENDMENT TO THE
INVESTMENT ADVISORY AGREEMENT
BETWEEN
THE NEW GERMANY EQUITY FUND, INC.
AND
DWS INTERNATIONAL GMBH

      This FIRST AMENDMENT is made as of November 1, 2019 to that certain
	  Investment Advisory Agreement (the "Agreement") between THE NEW GERMANY FUND, INC. and DWS INTERNATIONAL GMBH, formerly known as DEUTSCHE ASSET MANAGEMENT INTERNATIONAL GMBH ("DeAMI"), dated as of February 1, 2012.

      Now, therefore, in consideration of the mutual promises set forth and for other good and valuable consideration, the parties hereby agree to amend the Agreement as follows:

      1.	The Agreement is hereby amended, effective as of November 1, 2019,
	  by replacing Section 2.1 in its entirety with the new Section 2.1 as follow:

	  2.1   	The Fund will pay DeAMI an annual advisory fee hereunder of
	  0.750% of the Fund's average weekly net assets up to and including U.S.
	  $100 million, 0.600% of such assets in excess of U.S. $100 million and
	  up to and including U.S. $500 million, and 0.550% of such assets in
	  excess of U.S. $500 million, computed by or on behalf of the Fund on the
	  basis of net asset value at the end of each week and payable at the end
	  of each calendar month.

	  2.	Except as amended by this FIRST AMENDMENT, the Agreement remains
	  in full force and effect.

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IN WITNESS WHEREOF, the parties hereto have caused this FIRST AMENDMENT to the
Agreement to be executed by their dually authorized officers designated below as of the day and year first written above.

THE NEW GERMANY FUND, INC.  				DWS INTERNATIONAL GMBH

By:  /s/ Hepsen Uzcan					By:  /s/ Georg Schuh

Name:  Hepsen Uzcan					Name: Georg Schuh
Title:    President					Title:

By: /s/ John Millette					By:  /s/ Dirk Schneider

Name:  John Millette					Name: Dirk Schneider
Title:    Secretary						Title:


INVESTMENT ADVISORY AGREEMENT
       AGREEMENT dated as of February 1, 2012, between The New Germany Fund,
	   Inc., a Maryland corporation (the "Fund"), and Deutsche Asset Management International GmbH, a German corporation ("DeAMI").

       WHEREAS, the Fund is a diversified closed-end management company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act");

       WHEREAS, the Fund desires to retain DeAMI to render certain specified investment advisory services to the Fund; and

       WHEREAS, DeAMI is willing to render such services to the Fund;

       NOW, THEREFORE, the parties agree as follows:

       1.	Investment Adviser. DeAMI, in accordance with the Fund's stated
	   investment objectives, policies and limitations, will make all decisions with respect to suitable securities for investment by the Fund and will transmit purchase and sale orders and select brokers and dealers to execute portfolio transactions on behalf of the Fund.

	   2.	Fees and Expenses.

	   2.1   	The Fund will pay DeAMI an annual advisory fee hereunder of
	   0.80% of the Fund's average weekly net assets up to and including U.S.
	   $100 million, 0.60% of such assets in excess of U.S. $100 million and
	   up to and including U.S. $500 million, and 0.55% of such assets in
	   excess of U.S. $500 million, computed by or on behalf of the Fund on
	   the basis of net asset value at the end of each week and payable at the
	   end of each calendar month.

	   2.2   	DeAMI shall bear all expenses of its employees and overhead
	   incurred by it in connection with its duties under this Agreement and
	   shall pay all salaries and fees of the Fund's directors and officers
	   who are interested persons (as defined in the Investment Company Act)
	   of DeAMI. The Fund will indemnify DeAMI for all taxes (other than
	   income taxes), duties, charges, fees and expenses (including, without
	   limitation, broker fees, dealer fees, clearing bank fees and legal
	   fees) DeAMI incurs in connection with the services provided under this
	   Agreement. The Fund will bear all of its own expenses, including
	   expenses of organizing the Fund; fees of the Fund's directors who are
	   not interested persons (as defined in the Investment Company Act) of
	   any other party; out-of-pocket travel expenses for all directors who
	   are not interested persons (as defined in the Investment Company Act)
	   of any other party and other expenses incurred by the Fund in
	   connection with meetings of directors; interest expense; taxes and
	   governmental fees; brokerage commissions and other expenses incurred in
	   acquiring or disposing of the Fund's portfolio securities; expenses of
	   preparing stock certificates; expenses of registering and qualifying
	   the Fund's shares for sale with the Securities and Exchange Commission
	   and in various states and foreign jurisdictions; charges and expenses
	   of the Fund's legal counsel and independent auditors; custodian,
	   dividend paying and transfer agent expenses; expenses of obtaining and
	   maintaining stock exchange listings of the Fund's shares; and the
	   expenses of shareholders' meetings and of the preparation and
	   distribution of proxies and reports to shareholders. The obligations
	   contained in this clause shall survive the termination of this
	   Agreement.

	   2.3   	Payments to DeAMI shall be made in U.S. Dollars to its account
	   with Deutsche Bank AG, New York branch.

	   3.	Liability.

	   3.1   	Neither DeAMI nor any of its officers, directors or employees
	   shall be liable for any error of judgment or for any loss suffered by
	   the Fund in connection with the matters to which this Agreement
	   relates, except (i) that DeAMI shall be under a fiduciary duty with
	   respect to receipt of compensation for services pursuant to Section 36
	   of the Investment Company Act, and shall therefore be liable for a loss
	   resulting from a breach of such fiduciary duty (in which case any award
	   of damages shall be limited to the period and the amount set forth in
	   Section 36(b)(3) of the Investment Company Act), or (ii) a loss
	   resulting from willful misfeasance, bad faith or gross negligence on
	   its or their part in the performance of, or from reckless disregard by
	   it or them of its or their obligations and duties under, this Agreement.

	   3.2   	DeAMI does not assume responsibility for the acts or omissions
	   of any other person.

	   3.3   	DeAMI shall not be liable for any losses caused by
	   disturbances of its operations by virtue of force majeure, riot, or damage caused by nature or due to other events for which it is not responsible (e.g., strike, lock-out or acts of domestic or foreign authorities).

	   4.	Services Not Exclusive. It is understood that the services of
	   DeAMI are not deemed to be exclusive, and nothing in this Agreement shall prevent DeAMI or any of its affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of DeAMI desire to purchase or sell a security at the same time such security is purchased or sold for the Fund, such purchases and sales will, to the extent feasible, be allocated among the Fund and such clients in a manner believed by DeAMI to be equitable to such clients.

	   5.	Notice. Any notice or other communication required to be given
	   pursuant to this Agreement shall be in writing or by telex and shall be effective upon receipt. Notices and communications shall be given to
	   (1) the Fund at Deutsche Asset Management, One Beacon Street, Boston, MA 02108, Attention: Secretary; and (2) DeAMI at Mainzer Landstrasse 178-190, Frankfurt am Main, Germany, Attention: Managing Director, Investment Policy Committee.

	   6.	Miscellaneous.

	   6.1   	This Agreement is effective February 1, 2012, and shall
	   continue in effect until January 31, 2013 and thereafter so long as its continuance is approved at least annually in the manner required by the Investment Company Act. The annual approva1 of the continuance of this Agreement shall be confirmed to DeAMI by the Fund in writing. Notwithstanding the foregoing, this Agreement may be terminated by the Fund in the manner prescribed by the Investment Company Act, without the payment of any penalty, at any time upon not less than sixty days' prior written notice to DeAMI, or by DeAMI upon not less than sixty days' written notice to the Fund. This Agreement shall automatically terminate in the event of its assignment (as defined in the Investment Company Act).

	   6.2   	This Agreement shall be construed in accordance with the laws
	   of the Federal Republic of Germany.

	   6.3   	The captions in this Agreement are included for convenience
	   only and in no way define or limit any of the provisions hereof or
	   otherwise affect their construction or effect.

	   6.4   	If any provisions of this Agreement shall be held or made
	   invalid, in whole or in part, the other provisions of this Agreement shall remain in force. Invalid provisions shall, in accordance with the intent and purpose of this Agreement, be replaced by such valid provisions which in their economic effect come as close as legally possible to such invalid provisions.

	   6.5   	Nothing herein shall be construed as constituting DeAMI an
	   agent of the Fund.

	   6.6   	DeAMI shall be entitled to rely on any notice or other
	   communication believed by it to be genuine and correct and to have been sent to it by or on behalf of the Fund.

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       	IN WITNESS WHEREOF, the parties hereto have caused this Agreement to
		be executed as of the day and year first above written.

 THE NEW GERMANY FUND, INC.		DEUTSCHE ASSET MANAGEMENT INTERNATIONAL GmbH

 By:	/s/ John Millette		By: /s/ Stephen Scholl

 Name:  John Millette			Name: Stephen Scholl
 Title:     Secretary			Title:    Managing Director

					By: /s/ Michael Koch

					Name:  Michael Koch
                              		Title:     Director